Note 46 - Related-Party Transactions - Balances Arising From Transactions With Entities Of The Group (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties Line Items
Loans and advances to banks	€ 11,783	€ 26,261
Loans and Advances to customers	377,175	387,621
Deposits from credit institutions	33,307	54,516
Customer deposits	367,312	376,379
Debt certificates, at amortized cost	62,349	63,915
Financial guarantees given	15,467	16,545
Contingent Commitments	37,638	45,738
Assets Member [Member]
Disclosure Of Transactions Between Related Parties Line Items
Loans and advances to banks	67	91
Loans and Advances to customers	578	510
Liabilities Member
Disclosure Of Transactions Between Related Parties Line Items
Deposits from credit institutions	1	5
Customer deposits	334	428
Debt certificates, at amortized cost	0	0
Memorandum Accounts [Member]
Disclosure Of Transactions Between Related Parties Line Items
Financial guarantees given	1,386	1,254
Contingent Commitments	€ 104	€ 114